Leases - Schedule of Maturities of Lease Liabilities (Details)	Sep. 30, 2019 USD ($)
Operating
2019	$ 279,055
2020	1,128,294
2021	536,819
2022	40,080
Total lease payments	1,984,248
Less: Interest	(183,614)
Present value of lease liabilities	1,800,634
Finance
2019	180,753
2020	633,130
2021	270,043
2022	41,961
2023	3,364
Thereafter	280
Total lease payments	1,129,531
Less: Interest	(90,808)
Present value of lease liabilities	1,038,723
Total
2019	459,808
2020	1,761,424
2021	806,862
2022	82,041
2023	3,364
Thereafter	280
Total lease payments	3,113,779
Less: Interest	(274,422)
Present value of lease liabilities	$ 2,839,357